Brittany S. Speas
Counsel
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (743)867-0064
Brittany.Speas@LFG.com

VIA EDGAR

August 23, 2024

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account R
      The Lincoln National Life Insurance Company
File Nos. 811-08579; CIK: 0001051932
 Initial Registration Statement on Form N-6
      Lincoln AssetEdge® SVUL
      Lincoln AssetEdge® SVUL – No Indexed Accounts

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is “Lincoln AssetEdge® SVUL” and “Lincoln AssetEdge® SVUL – No Indexed Accounts”.

Pursuant to Securities Act Release No. 33-6510, we request selective review of this registration statement.  Selective review is appropriate inasmuch as this product is most similar to the Lincoln AssetEdge® VUL 2022 and Lincoln AssetEdge® VUL 2022-2
(File No. 333-259409; 811-08557) also issued by The Lincoln National Life Insurance Company.  Key differences between these two products and their prospectuses are:

•	This is a survivorship life insurance policy
•
We have adopted language simplifications and clarifications derived in the process of addressing staff comments during the registration of more recent products also issued by The Lincoln National Life Insurance Company; and

•	this product offers two new riders, the Lincoln Survivorship LifeAssure® Accelerated Benefits Rider and the Accelerated Death Benefit Rider for Terminal Illness.

A courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer.

Please contact me at (743)867-0064 with any questions or comments about this filing.

Sincerely,

/s/Brittany Speas

Brittany Speas
Counsel